CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - JPY (¥) ¥ in Thousands	Common stock Class A Common	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit Cumulative adjustment	Accumulated deficit	Cumulative adjustment	Total
Balance, beginning of period at Dec. 31, 2018	¥ 100	¥ 245,000	¥ (3,000)	¥ 363,267	¥ (278)		¥ (722,644)		¥ (117,555)
Balance, beginning of period (in shares) at Dec. 31, 2018	1	3,765,000	92,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon initial public offering, net of offering costs and tax (Note 1)		¥ 350,000		350,000					700,000
Issuance of common stock for exercise of over-allotment, net of issuance costs (in shares)		350,000
Net (loss) income							17,335		17,335
Foreign currency translation adjustments					¥ 278				278
Balance, end of period at Dec. 31, 2019	¥ 100	¥ 595,000	¥ (3,000)	713,267			(705,309)		600,058
Balance, end of period (in shares) at Dec. 31, 2019	1	4,115,000	92,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon initial public offering, net of offering costs and tax (Note 1)		¥ 584,313		304,879					889,192
Issuance of common stock for exercise of over-allotment, net of issuance costs (in shares)		800,000
Net (loss) income							(539,170)		(539,170)
Balance, end of period at Dec. 31, 2020	¥ 100	¥ 1,179,313	¥ (3,000)	1,018,146		¥ (458,823)	(1,703,302)	¥ (458,823)	491,257
Balance, end of period (in shares) at Dec. 31, 2020	1	4,915,000	92,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon initial public offering, net of offering costs and tax (Note 1)		¥ 43,821		43,821					87,642
Issuance of common stock for exercise of over-allotment, net of issuance costs (in shares)		60,000
Net (loss) income							(521,770)		(521,770)
Balance, end of period at Jun. 30, 2021	¥ 100	¥ 1,223,134	¥ (3,000)	¥ 1,210,907			¥ (2,225,072)		¥ 206,069
Balance, end of period (in shares) at Jun. 30, 2021	1	4,975,000	92,500